Document and Entity Information	Nov. 04, 2026
Cover [Abstract]
Entity Registrant Name	KLA CORP
Amendment Flag	false
Entity Central Index Key	0000319201
Document Type	8-K
Document Period End Date	Nov. 04, 2026
Entity Incorporation State Country Code	DE
Entity File Number	000-09992
Entity Tax Identification Number	04-2564110
Entity Address, Address Line One	One Technology Drive
Entity Address, City or Town	Milpitas
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95035
City Area Code	(408)
Local Phone Number	875-3000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value per share
Trading Symbol	KLAC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false